EQUITY (Details 2) (Restricted Stock Units (Rsus) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (Rsus) [Member]
Number of shares, Outstanding at beginning of year	264,684
Number of shares, Granted	70,215
Number of shares, Exercised	(120,488)
Number of shares, Forfeited	(32,250)
Number of shares, RSUs outstanding at end of year	182,161
Weighted average grant date fair value, Outstanding at beginning of year	$ 4.89
Weighted average grant date fair value, Granted	$ 2.73
Weighted average grant date fair value, Exercised	$ 4.97
Weighted average grant date fair value, Forfeited	$ 6.10
Weighted average grant date fair value, Outstanding at end of year	$ 3.79